Accrued expenses payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Abstract]
Accruals and estimations	$ 4,231	$ 4,167
Labor related provisions	53,510	34,423
Liability for social security contributions	7,018	6,323
Other	181	0
Accrued expenses payable	$ 64,940	$ 44,913